Registration No. 811-01316
Registration No. 2-32791

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Post-Effective Amendment No.	68	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	68	☒

(Check appropriate box or boxes)

SECURITY MID CAP GROWTH FUND
(Formerly Security Ultra Fund)
(Exact Name of Registrant as Specified in Charter)

ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
(Address of Principal Executive Offices/Zip Code)

Registrant’s Telephone Number, including area code:
(785) 438-3000

Copies To:

Richard M. Goldman, President Security Mid Cap Growth Fund One Security Benefit Place Topeka, KS 66636-0001 (Name and address of Agent for Service)	Amy J. Lee, Secretary Security Mid Cap Growth Fund One Security Benefit Place Topeka, KS 66636-0001

Approximate date of public offering: February 1, 2011

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on February 1, 2011 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on February 1, 2011 pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on February 1, 2011 pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”), and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to its Registration Statement under rule 485(b) of the 1933 Act and has duly caused this Post-Effective Amendment No. 68 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Topeka, and State of Kansas on the 17th day of February 2011.

SECURITY MID CAP GROWTH FUND (Registrant)

By:	RICHARD M. GOLDMAN
Richard M. Goldman, President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 17th day of February 2011.

Jerry B. Farley Director Donald A. Chubb, Jr. Director Maynard F. Oliverius Director Penny Lumpkin Director Harry W. Craig Director		SECURITY MID CAP GROWTH FUND
	By:	AMY J. LEE
Amy J. Lee, Secretary and Attorney-In-Fact for the Directors Whose Names Appear Opposite
	By:	NIKOLAOS BONOS
Nikolaos Bonos, Treasurer (principal financial officer and principal accounting officer)
	By:	RICHARD M. GOLDMAN
Richard M. Goldman, President, Director and Chairman of the Board

EXHIBIT LIST

EX-101.INS                           XBRL Instance Document

EX-101.SCH                          XBRL Taxonomy Extension Schema Document

EX-101.CAL                          XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF                          XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB                          XBRL Taxonomy Extension Lable Linkbase

EX-101.PRE                          XBRL Taxonomy Extension Presentation Linkbase

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